Distribution of Total Assets by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Assets	$ 1,604,901	$ 1,528,850
Ireland
Segment Reporting Information [Line Items]
Assets	491,413	495,747
Rest Of Europe
Segment Reporting Information [Line Items]
Assets	310,481	324,086
United States
Segment Reporting Information [Line Items]
Assets	747,641	648,559
Rest of World
Segment Reporting Information [Line Items]
Assets	$ 55,366	$ 60,458